Share-based payments - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Oct. 02, 2022	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term of options		10 years
Contributed surplus and compensation expense for the vesting of stock options		$ 15.0	$ 14.0	$ 11.3
Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of future share options issuable in share-based payment arrangement (in shares)		0
Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of stock options		4 years
Vesting rate		25.00%
Vesting period of RSUs		3 years
Subordinate voting shares | Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued per RSU upon settlement (in shares)		1
Additional number of shares reserved for issuance under equity incentive plans (in shares)	5,266,699
Maximum number of shares reserved for issuance under equity incentive plans (in shares)		6,631,917